SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
We disaggregate our revenue from contracts with customers into reportable segments (see consolidated statements of operations and comprehensive loss), type and geographical region.
Our segments have changed from those reported at December 31, 2020. Following the sale of our Automotive Business in November 2020, the Company initiated certain strategic, organizational and operational structure changes to better reflect the reduced size of our businesses. We revised our reportable segments to better reflect the way the Company manages its business, operating under two reportable segments: (i) IoT Solutions and (ii) Enterprise Solutions. We have retroactively restated prior period information to align with this new segmentation.
IoT Solutions (New)
Our new IoT Solutions segment includes our cellular wireless IoT module solutions, IoT connectivity services, and embedded broadband solutions.
Enterprise Solutions
Our Enterprise Solutions include our range of Sierra Wireless AirLink routers, IoT gateways, IoT applications and advanced network management, managed connectivity services, and mobility applications.
As our chief operating decision maker does not evaluate the performance of our operating segments based on segment assets, management does not present asset information on a segmented basis.
REVENUE BY TYPE

	2021	2020
Revenue
Product	$332,810	$332,544
Connectivity, software, and services(1)	140,399	116,044
	$473,209	$448,588
(1) Previously called 'Recurring and other services'

REVENUE BY GEOGRAPHICAL REGION

	2021	2020
Americas	$210,410	$199,472
Europe, Middle East and Africa	77,509	76,500
Asia-Pacific	185,290	172,616
	$473,209	$448,588

PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2021	2020
Americas	$25,519	$23,357
Europe, Middle East and Africa	3,483	5,237
Asia-Pacific	2,132	2,818
	$31,134	$31,412
We sell certain products through resellers, original equipment manufacturers and wireless service providers who sell these products to end-users. In 2021 and 2020, we did not have any customers that accounted for more than 10% of total revenue. As at December 31, 2021 and 2020, we had no customer that accounted for more than 10% of total Trade Accounts Receivable. We had one customer as at December 31, 2021 that accounted for 23% and two customers as at December 31, 2020 that accounted for 22% and 15% of total Contract Assets.